Restructuring and Impairments - Summary of Charges Recorded (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Long-lived asset impairments
Property, plant and equipment		$ 1,034	$ 99,726
Long-lived asset impairments	$ 0	1,432	144,830
Other income, net
Personnel related (due to related parties)			2,956
Contract termination costs (due to related parties)			15,676
Accounts receivable (due from related parties)			5,984
Prepaid expenses and other assets (due from related parties)			2,270
2019 Restructuring
Restructuring, acquisition, integration and other, net
Restructuring, acquisition, integration and other, net	2,361	3,258	163,000	$ 168,619
Long-lived asset impairments
Property, plant and equipment		1,000	98,500
Intangible assets	0	0	40,301	40,301
Long-lived asset impairments	0	1,034	138,773	139,807
Other income, net
Equity method investment impairment	0	0	4,799	4,799
Total	2,361	4,292	306,572	313,225
2019 Restructuring | Property, Plant and Equipment
Long-lived asset impairments
Property, plant and equipment	0	1,034	98,472	99,506
2019 Restructuring | Personnel related
Restructuring, acquisition, integration and other, net
Personnel, contract and other costs	845	904	70,578	72,327
2019 Restructuring | Contract and other costs
Restructuring, acquisition, integration and other, net
Personnel, contract and other costs	1,762	1,835	52,249	55,846
2019 Restructuring | Accounts receivable
Restructuring, acquisition, integration and other, net
Other restructuring costs	(246)	(622)	10,825	9,957
2019 Restructuring | Inventories
Restructuring, acquisition, integration and other, net
Other restructuring costs	0	1,014	12,336	13,350
2019 Restructuring | Prepaid expenses and other assets
Restructuring, acquisition, integration and other, net
Other restructuring costs	$ 0	$ 127	$ 17,012	$ 17,139